Goodwill and Intangible Assets, Net - Schedule of Goodwill (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 8,444,000	$ 14,071,000	$ 0
Goodwill, Acquired During Period	5,627,000	413,977,000	0
Impairment	0	(413,977,000)	0	$ 0
Goodwill, Ending Balance	$ 14,071,000	$ 0	$ 0	$ 8,444,000